SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year	243,339	132,050	181,808
Granted		250,000	73,620
Vested	(111,880)	(138,711)	(123,378)
Outstanding as of December 31,	131,459	243,339	132,050